Share-Based Payment - Schedule of Share-Based Payment Arrangements (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Share-Based Payment [Abstract]
No. of options, Options outstanding beginning	721,399	699,576
Weighted-average exercise price, Options outstanding beginning (in Dollars per share)	$ 3.259807	$ 2.587617
No. of options, Options granted	107,301	82,220
Weighted-average exercise price, Options granted (in Dollars per share)	$ 10.188727	$ 8.697218
No. of options, Options exercised	(30,357)	(58,739)
Weighted-average exercise price, Options exercised (in Dollars per share)	$ 0.754708	$ 2.759224
No. of options, Options forfeited	(13,823)	(1,658)
Weighted-average exercise price, Options forfeited (in Dollars per share)	$ 10.098648	$ 7.093195
No. of options, Options outstanding ending	784,520	721,399
Weighted-average exercise price, Options outstanding ending (in Dollars per share)	$ 4.183994	$ 3.259807
No. of options, Options exercisable ending	656,155	623,546